Equity (Loss) Earnings of Joint Ventures (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Summarized statements of operations
Equity earnings (loss) of joint ventures	$ (788,000)	$ 957,000	$ (225,000)
VAST LLC
Summarized statements of operations
Net sales	124,929,000	111,844,000	92,388,000
Cost of goods sold	105,132,000	94,701,000	76,759,000
Gross profit (loss)	19,797,000	17,143,000	15,629,000
Engineering, selling and administrative expense	16,155,000	14,169,000	17,270,000
Income (loss) from operations	3,642,000	2,974,000	(1,641,000)
Other income (expense), net	123,000	1,809,000	497,000
Income (loss) before provision for Income taxes	3,765,000	4,783,000	(1,144,000)
Provision (benefit) for income taxes	41,000	810,000	(690,000)
Net income (loss)	3,724,000	3,973,000	(454,000)
STRATTEC’s share of VAST LLC net Income (loss)	1,241,000	1,324,000	(151,000)
Intercompany profit eliminations	10,000		4,000
Equity earnings (loss) of joint ventures	1,251,000	1,324,000	(147,000)
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Summarized statements of operations
Net sales	49,000
Cost of goods sold	450,000
Gross profit (loss)	(401,000)
Engineering, selling and administrative expense	1,492,000	720,000	153,000
Income (loss) from operations	(1,893,000)	(720,000)	(153,000)
Other income (expense), net	(4,000)
Net income (loss)	(1,897,000)	(720,000)	(153,000)
STRATTEC’s share of STRATTEC Advanced Logic, LLC loss	(1,328,000)	(367,000)	(78,000)
Loss on Guarantee of STRATTEC Advanced Logic, LLC Vendor Contract	(123,000)
Loss on Loan to STRATTEC Advanced Logic, LLC	(100,000)
Loss on STRATEC Advanced Logic, LLC Credit facility	(488,000)
Equity earnings (loss) of joint ventures	$ (2,039,000)	$ (367,000)	$ (78,000)